Segmented information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) revenue_source	Dec. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Revenue (Note 16)	$ 62,917	$ 41,443
Property and equipment	2,290	1,477
Right-of-use assets	$ 2,798	2,420
Number of reportable segments | revenue_source	1
Number of opearting segments | revenue_source	1
North America
Disclosure of geographical areas [line items]
Revenue (Note 16)	$ 44,607	28,800
Property and equipment	645	468
Right-of-use assets	956	1,319
EMEA
Disclosure of geographical areas [line items]
Revenue (Note 16)	18,310	12,643
Property and equipment	1,645	1,009
Right-of-use assets	$ 1,842	$ 1,101